14. OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables Tables Abstract
Other payables
				Consolidated
	Current			Non-current
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Payables to related parties (note 19 b)	35,499	3,097	96,629
Dividends and interest on capital payable (Note 13 I)	932,005	510,692
Advances from customers	137,418	68,521
Taxes in installments	20,179	21,551	73,934	79,242
Profit sharing - employees	113,219	42,699
Taxes payable			8,631	8,410
Provision from consumption and services	392,612	336,886
Third party materials in our possession	45,915	231
Other payables	28,010	31,303	48,134	41,671
	1,704,857	1,014,980	227,328	129,323